John Hancock
Fixed Income ETFs
Quarterly portfolio holdings 1/31/2022

Funds’ investments
CORPORATE BOND ETF

As of 1-31-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.7%				$19,283,586
(Cost $19,700,918)
Communication services 11.2%				2,192,755
Diversified telecommunication services 4.1%
AT&T, Inc.	3.100	02-01-43	210,000	193,015
AT&T, Inc.	3.500	06-01-41	120,000	116,955
Level 3 Financing, Inc. (A)	3.400	03-01-27	200,000	200,000
Verizon Communications, Inc.	2.650	11-20-40	330,000	294,400
Entertainment 1.0%
The Walt Disney Company	1.750	01-13-26	200,000	198,138
Media 4.1%
Charter Communications Operating LLC	3.500	06-01-41	420,000	376,140
Comcast Corp.	3.750	04-01-40	400,000	423,661
Wireless telecommunication services 2.0%
T-Mobile USA, Inc.	2.550	02-15-31	410,000	390,446
Consumer discretionary 9.7%				1,905,054
Automobiles 2.5%
General Motors Financial Company, Inc.	2.700	08-20-27	290,000	288,231
Hyundai Capital America (A)	0.800	01-08-24	200,000	195,613
Hotels, restaurants and leisure 3.0%
Expedia Group, Inc.	3.250	02-15-30	300,000	299,311
Marriott International, Inc.	4.625	06-15-30	260,000	284,245
Internet and direct marketing retail 3.1%
Amazon.com, Inc.	2.500	06-03-50	440,000	389,495
Booking Holdings, Inc.	3.650	03-15-25	220,000	231,043
Multiline retail 1.1%
Dollar Tree, Inc.	4.200	05-15-28	200,000	217,116
Consumer staples 1.2%				228,856
Beverages 1.2%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	200,000	228,856
Energy 10.4%				2,032,564
Energy equipment and services 1.5%
MPLX LP	4.500	07-15-23	275,000	283,858
Oil, gas and consumable fuels 8.9%
Aker BP ASA (A)	3.750	01-15-30	300,000	308,343
Cenovus Energy, Inc.	5.400	06-15-47	200,000	240,286
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	280,000	306,600
Energy Transfer LP	5.250	04-15-29	200,000	222,319
Kinder Morgan, Inc.	3.600	02-15-51	200,000	188,870
Sabine Pass Liquefaction LLC	5.750	05-15-24	270,000	289,835
The Williams Companies, Inc.	2.600	03-15-31	200,000	192,453
Financials 30.3%				5,921,773
Banks 19.4%
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	490,000	480,021
Bank of America Corp.	3.248	10-21-27	125,000	129,624
Barclays PLC	4.375	01-12-26	400,000	427,212
Citigroup, Inc. (2.976% to 11-5-29, then SOFR + 1.422%)	2.976	11-05-30	400,000	402,297
Citizens Financial Group, Inc.	3.250	04-30-30	400,000	412,662
Credit Agricole SA (A)	3.250	01-14-30	250,000	251,119
2	JOHN HANCOCK FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (2.739% to 10-15-29, then SOFR + 1.510%)	2.739	10-15-30	440,000	$437,621
Lloyds Banking Group PLC	4.450	05-08-25	400,000	427,431
Santander Holdings USA, Inc.	4.400	07-13-27	400,000	426,447
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%)	2.879	10-30-30	400,000	402,142
Capital markets 7.6%
Ares Capital Corp.	3.875	01-15-26	200,000	206,109
Blackstone Private Credit Fund (A)	2.350	11-22-24	215,000	211,916
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%)	2.311	11-16-27	200,000	194,276
Morgan Stanley	3.875	04-29-24	470,000	490,753
The Goldman Sachs Group, Inc. (1.431% to 3-9-26, then SOFR + 0.798%)	1.431	03-09-27	400,000	383,969
Diversified financial services 1.1%
Jefferies Group LLC	4.150	01-23-30	200,000	215,656
Insurance 2.2%
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%)	3.700	10-01-50	200,000	195,786
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	200,000	226,732
Health care 7.3%				1,416,950
Biotechnology 1.0%
AbbVie, Inc.	4.250	11-21-49	175,000	194,793
Health care providers and services 3.8%
AmerisourceBergen Corp.	3.450	12-15-27	200,000	209,801
CVS Health Corp.	4.300	03-25-28	121,000	131,899
HCA, Inc.	4.125	06-15-29	200,000	213,048
Universal Health Services, Inc. (A)	2.650	10-15-30	200,000	191,249
Pharmaceuticals 2.5%
Bristol-Myers Squibb Company	2.550	11-13-50	100,000	88,141
Royalty Pharma PLC	1.750	09-02-27	200,000	190,419
Viatris, Inc.	4.000	06-22-50	200,000	197,600
Industrials 4.0%				772,674
Aerospace and defense 1.1%
The Boeing Company	3.750	02-01-50	210,000	203,411
Airlines 1.1%
Delta Air Lines, Inc. (A)	4.750	10-20-28	200,000	213,485
Trading companies and distributors 1.8%
AerCap Ireland Capital DAC	3.650	07-21-27	150,000	154,049
Air Lease Corp.	2.875	01-15-26	200,000	201,729
Information technology 11.6%				2,264,830
Communications equipment 0.6%
Motorola Solutions, Inc.	2.300	11-15-30	125,000	116,831
IT services 1.0%
Visa, Inc.	2.700	04-15-40	200,000	192,344
Semiconductors and semiconductor equipment 3.7%
Broadcom Corp.	3.625	01-15-24	195,000	201,693
Micron Technology, Inc.	4.185	02-15-27	200,000	213,124
NVIDIA Corp.	2.850	04-01-30	300,000	308,083
Software 3.4%
Microsoft Corp.	2.525	06-01-50	430,000	389,221
Oracle Corp.	2.300	03-25-28	110,000	106,288
Oracle Corp.	3.950	03-25-51	190,000	179,049
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FIXED INCOME ETFS	3

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 2.9%
Apple, Inc.	2.700	08-05-51	400,000	$366,379
Dell International LLC (A)	3.450	12-15-51	150,000	131,858
Dell International LLC	8.350	07-15-46	38,000	59,960
Materials 3.1%				613,055
Chemicals 1.0%
Braskem Netherlands Finance BV (A)	4.500	01-31-30	200,000	203,174
Construction materials 1.1%
Vulcan Materials Company	3.500	06-01-30	200,000	209,964
Metals and mining 1.0%
Newmont Corp.	2.800	10-01-29	200,000	199,917
Real estate 4.6%				907,562
Equity real estate investment trusts 4.6%
CyrusOne LP	2.150	11-01-30	210,000	206,329
Equinix, Inc.	1.550	03-15-28	200,000	187,127
GLP Capital LP	5.375	04-15-26	200,000	216,044
Host Hotels & Resorts LP	3.375	12-15-29	300,000	298,062
Utilities 5.3%				1,027,513
Electric utilities 4.1%
NextEra Energy Capital Holdings, Inc.	2.750	11-01-29	250,000	251,114
NRG Energy, Inc. (A)	4.450	06-15-29	270,000	286,546
Vistra Operations Company LLC (A)	4.300	07-15-29	250,000	258,647
Multi-utilities 1.2%
CenterPoint Energy Resources Corp.	1.750	10-01-30	250,000	231,206

	Yield (%)	Shares	Value
Short-term investments 0.7%			$134,193
(Cost $134,193)
Short-term funds 0.7%			134,193
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(B)	134,193	134,193

Total investments (Cost $19,835,111) 99.4%	$19,417,779
Other assets and liabilities, net 0.6%	123,044
Total net assets 100.0%	$19,540,823

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,678,682 or 13.7% of the fund’s net assets as of 1-31-22.
(B)	The rate shown is the annualized seven-day yield as of 1-31-22.
The fund had the following country composition as a percentage of net assets on 1-31-22:
United States	87.1%
United Kingdom	4.4%
Canada	2.8%
Norway	1.6%
France	1.3%
4	JOHN HANCOCK FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

Netherlands	1.0%
Germany	1.0%
Other countries	0.8%
TOTAL	100.0%
MORTGAGE-BACKED SECURITIES ETF

As of 1-31-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 47.9%				$9,300,948
(Cost $9,577,357)
U.S. Government Agency 47.9%				9,300,948
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (A)	2.500	09-01-51	194,904	196,061
30 Yr Pass Thru	3.000	06-01-51	277,248	283,819
30 Yr Pass Thru	3.500	09-01-47	440,664	461,576
30 Yr Pass Thru	4.000	04-01-47	149,596	159,999
Federal National Mortgage Association
30 Yr Pass Thru	2.000	07-01-51	317,065	309,577
30 Yr Pass Thru	2.000	08-01-51	586,090	573,806
30 Yr Pass Thru	2.000	09-01-51	611,071	596,774
30 Yr Pass Thru	2.500	04-01-51	281,038	281,089
30 Yr Pass Thru	2.500	07-01-51	330,125	331,010
30 Yr Pass Thru	2.500	08-01-51	570,037	570,318
30 Yr Pass Thru	2.500	08-01-51	620,868	622,145
30 Yr Pass Thru	2.500	08-01-51	338,430	339,232
30 Yr Pass Thru	2.500	08-01-51	486,848	487,332
30 Yr Pass Thru (A)	2.500	09-01-51	195,717	196,207
30 Yr Pass Thru	3.000	11-01-46	422,955	438,761
30 Yr Pass Thru	3.000	11-01-46	250,870	260,245
30 Yr Pass Thru	3.000	04-01-47	258,128	267,775
30 Yr Pass Thru	3.000	05-01-50	267,439	275,866
30 Yr Pass Thru	3.000	07-01-51	267,893	274,995
30 Yr Pass Thru	3.000	08-01-51	549,776	565,854
30 Yr Pass Thru	3.500	12-01-46	198,320	209,777
30 Yr Pass Thru	3.500	02-01-47	236,375	248,996
30 Yr Pass Thru	3.500	05-01-47	226,053	238,123
30 Yr Pass Thru	3.500	02-01-48	312,557	328,952
30 Yr Pass Thru	4.000	04-01-47	149,863	160,284
30 Yr Pass Thru	4.000	07-01-47	148,547	157,875
30 Yr Pass Thru	4.000	06-01-49	143,742	153,154
30 Yr Pass Thru	4.000	06-01-49	137,420	146,616

30 Yr Pass Thru	4.000	06-01-49	153,750	164,730
Collateralized mortgage obligations 37.3%				$7,234,841
(Cost $7,393,999)
Commercial and residential 20.6%				3,991,775
Angel Oak Mortgage Trust LLC
Series 2020-3, Class A2 (B)(C)	2.410	04-25-65	112,657	112,987
Bellemeade Re, Ltd.
Series 2021-3A, Class M2 (SOFR + 3.150%) (B)(D)	3.200	09-25-31	200,000	196,033
BRAVO Residential Funding Trust
Series 2021-NQM1, Class M1 (B)(C)	2.316	02-25-49	100,000	98,557
Bunker Hill Loan Depositary Trust
Series 2019-3, Class M1 (B)	3.269	11-25-59	100,000	100,723
BX Commercial Mortgage Trust
Series 2021-VOLT, Class F (1 month LIBOR + 2.400%) (B)(D)	2.506	09-15-36	200,000	197,996
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (B)(D)	2.656	12-15-37	200,000	199,236
COLT Mortgage Loan Trust
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FIXED INCOME ETFS	5

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-4, Class B1 (B)(C)	3.764	10-25-66	200,000	$195,514
Series 2021-HX1, Class B1 (B)(C)	3.110	10-25-66	100,000	97,760
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR21, Class A3	3.528	12-10-47	365,457	373,813
Eagle Re, Ltd.
Series 2021-2, Class M1B (SOFR + 2.050%) (B)(D)	2.100	04-25-34	200,000	200,474
FREMF Mortgage Trust
Series 2016-K56, Class B (B)(C)	3.941	06-25-49	200,000	211,046
Series 2018-K730, Class B (B)(C)	3.796	02-25-50	200,000	207,884
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class M1 (B)(C)	2.489	09-25-56	200,000	195,064
KNDL Mortgage Trust
Series 2019-KNSQ, Class E (1 month LIBOR + 1.800%) (B)(D)	1.906	05-15-36	275,000	273,784
MFA Trust
Series 2020-NQM3, Class M1 (B)(C)	2.654	01-26-65	100,000	99,342
Oaktown Re VII, Ltd.
Series 2021-2, Class M1B (SOFR + 2.900%) (B)(D)	2.950	04-25-34	200,000	200,870
PKHL Commercial Mortgage Trust
Series 2021-MF, Class F (1 month LIBOR + 3.350%) (B)(D)	3.457	07-15-38	200,000	200,000
Ready Capital Mortgage Trust
Series 2019-5, Class E (B)(C)	5.506	02-25-52	250,000	250,020
Triangle Re, Ltd.
Series 2021-3, Class M1B (SOFR + 2.900%) (B)(D)	2.950	02-25-34	200,000	198,522
Verus Securitization Trust
Series 2020-INV1, Class A2 (B)(C)	3.035	03-25-60	170,000	171,766
Series 2021-3, Class A3 (B)(C)	1.437	06-25-66	114,601	112,046
Visio Trust
Series 2019-2, Class A1 (B)(C)	2.722	11-25-54	98,385	98,338
U.S. Government Agency 16.7%				3,243,066
Federal Home Loan Mortgage Corp.
Series 2019-HQA2, Class B1 (1 month LIBOR + 4.100%) (B)(D)	4.208	04-25-49	200,000	203,461
Series 2021-HQA2, Class M2 (SOFR + 2.050%) (B)(D)	2.100	12-25-33	300,000	300,649
Series 5150, Class IS IO	1.500	08-25-51	1,741,000	247,593
Series K109, Class X1 IO	1.582	04-25-30	1,995,134	219,593
Series K116, Class X1 IO	1.426	07-25-30	2,743,927	277,276
Series X2FX, Class X1 IO	0.646	09-25-25	22,680,141	246,281
Federal National Mortgage Association
Series 2019-R01, Class 2B1 (1 month LIBOR + 4.350%) (B)(D)	4.458	07-25-31	200,000	205,008
Series 2021-R01, Class 1B1 (SOFR + 3.100%) (B)(D)	3.150	10-25-41	200,000	199,690
Government National Mortgage Association
Series 2014-103, Class DA (C)	3.250	09-16-54	121,448	123,144
Series 2014-135, Class IO	0.439	01-16-56	15,706,480	359,719
Series 2014-50, Class C	3.400	02-16-47	300,000	304,861
Series 2016-26, Class IO	0.745	02-16-58	6,963,902	242,677
Series 2017-159, Class IO	0.461	06-16-59	4,356,128	187,264

Series 2018-23, Class IO	0.580	11-16-59	2,420,548	125,850
Asset backed securities 12.8%				$2,489,556
(Cost $2,563,893)
Asset backed securities 12.8%				2,489,556
AMSR Trust
Series 2020-SFR1, Class C (B)	2.419	04-17-37	150,000	147,831
Series 2020-SFR4, Class D (B)	2.006	11-17-37	314,000	301,896
Atrium XII
Series 12A, Class DR (3 month LIBOR + 2.800%) (B)(D)	3.059	04-22-27	250,000	242,548
Barings CLO, Ltd.
Series 2013-IA, Class DR (3 month LIBOR + 2.550%) (B)(D)	2.804	01-20-28	250,000	249,055
CLI Funding VIII LLC
Series 2021-1A, Class A (B)	1.640	02-18-46	158,996	153,113
6	JOHN HANCOCK FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class D (B)	3.320	08-27-35	187,049	$183,697
LCM XV LP
Series 15A, Class DR (3 month LIBOR + 3.700%) (B)(D)	3.954	07-20-30	250,000	250,063
Progress Residential Trust
Series 2020-SFR1, Class C (B)	2.183	04-17-37	300,000	294,154
Series 2021-SFR4, Class E1 (B)	2.409	05-17-38	150,000	144,544
Store Master Funding I-VII & XIV
Series 2019-1, Class A2 (B)	3.650	11-20-49	191,600	198,128
Taco Bell Funding LLC
Series 2021-1A, Class A2I (B)	1.946	08-25-51	200,000	192,609
TIF Funding II LLC
Series 2021-1A, Class A (B)	1.650	02-20-46	138,375	131,918

	Yield (%)	Shares	Value
Short-term investments 3.7%			$724,656
(Cost $724,656)
Short-term funds 3.7%			724,656
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(E)	724,656	724,656

Total investments (Cost $20,259,905) 101.7%	$19,750,001
Other assets and liabilities, net (1.7%)	(324,946)
Total net assets 100.0%	$19,425,055

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,016,326 or 36.1% of the fund’s net assets as of 1-31-22.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	The rate shown is the annualized seven-day yield as of 1-31-22.
PREFERRED INCOME ETF

As of 1-31-22 (unaudited)
	Shares	Value
Preferred securities 59.3%		$9,183,784
(Cost $9,324,551)
Communication services 5.5%		857,224
Diversified telecommunication services 1.2%
Qwest Corp., 6.750%	7,656	194,233
Media 0.5%
ViacomCBS, Inc., 5.750%	1,250	72,975
Wireless telecommunication services 3.8%
Telephone & Data Systems, Inc., 6.000%	5,781	146,664
Telephone & Data Systems, Inc., 6.625%	5,547	144,333
U.S. Cellular Corp., 5.500%	2,891	72,188
U.S. Cellular Corp., 5.500%	2,969	74,403
U.S. Cellular Corp., 6.250%	5,938	152,428
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FIXED INCOME ETFS	7

	Shares	Value
Consumer discretionary 1.2%		$190,683
Internet and direct marketing retail 1.2%
Qurate Retail, Inc., 8.000%	1,563	150,267
QVC, Inc., 6.250%	1,823	40,416
Energy 1.4%		218,053
Oil, gas and consumable fuels 1.4%
Enbridge, Inc. (6.375% to 4-15-23, then 3 month LIBOR + 3.593%)	4,453	118,272
NuStar Logistics LP (3 month LIBOR + 6.734%), 6.975% (A)	3,958	99,781
Financials 23.4%		3,619,036
Banks 12.1%
Bank of America Corp. (6.450% to 12-15-66, then 3 month LIBOR + 1.327%)	2,865	76,524
Bank of America Corp., 7.250%	156	219,648
Citigroup Capital XIII (3 month LIBOR + 6.370%), 6.669% (A)	8,229	221,525
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%)	6,745	180,901
Fifth Third Bancorp, 6.000%	4,896	125,338
First Republic Bank, 4.000%	4,375	96,469
First Republic Bank, 4.700%	3,438	84,231
Fulton Financial Corp., 5.125%	2,917	73,596
Pinnacle Financial Partners, Inc., 6.750%	3,724	102,410
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%)	4,010	102,616
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%)	2,865	72,542
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)	6,849	187,731
Wells Fargo & Company, 7.500%	182	259,188
WesBanco, Inc. (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	2,344	64,085
Capital markets 3.8%
Brookfield Finance, Inc., 4.625%	2,604	61,012
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	4,896	133,465
Morgan Stanley (6.875% to 1-15-24, then 3 month LIBOR + 3.940%)	2,083	56,491
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%)	12,656	342,724
Consumer finance 1.0%
Navient Corp., 6.000%	6,250	154,250
Insurance 6.5%
AEGON Funding Company LLC, 5.100%	6,901	176,114
American Equity Investment Life Holding Company (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	3,359	92,373
American Financial Group, Inc., 5.125%	3,125	81,188
American International Group, Inc., 5.850%	5,208	137,595
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	6,250	173,813
Brighthouse Financial, Inc., 6.600%	5,990	157,597
RenaissanceRe Holdings, Ltd., 4.200%	4,479	104,047
Unum Group, 6.250%	3,125	81,563
Health care 1.1%		164,563
Health care equipment and supplies 1.1%
Becton, Dickinson and Company, 6.000%	3,125	164,563
Industrials 0.7%		107,960
Trading companies and distributors 0.7%
WESCO International, Inc. (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	3,542	107,960
8	JOHN HANCOCK FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Real estate 0.7%		$104,042
Equity real estate investment trusts 0.7%
Pebblebrook Hotel Trust, 6.375%	4,160	104,042
Utilities 25.3%		3,922,223
Electric utilities 7.1%
American Electric Power Company, Inc., 6.125%	2,969	157,595
Duke Energy Corp., 5.750%	5,130	137,125
NextEra Energy, Inc., 6.219%	8,333	428,233
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%)	1,615	39,810
The Southern Company, 6.750%	6,250	333,125
Gas utilities 3.7%
South Jersey Industries, Inc., 5.625%	5,000	128,150
South Jersey Industries, Inc., 8.750%	3,490	187,343
Spire, Inc., 7.500%	2,708	130,959
UGI Corp., 7.250%	1,302	134,601
Independent power and renewable electricity producers 1.8%
The AES Corp., 6.875%	3,125	284,531
Multi-utilities 12.7%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	7,292	194,988
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%)	10,938	289,857
CMS Energy Corp., 5.625%	4,766	123,344
DTE Energy Company, 5.250%	5,130	132,559
DTE Energy Company, 6.250%	8,333	423,733
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)	5,500	139,975
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	7,292	197,394
NiSource, Inc., 7.750%	2,344	266,864

Sempra Energy, 5.750%	7,214	192,037
Common stocks 5.5%		$846,226
(Cost $808,004)
Communication services 0.3%		49,700
Diversified telecommunication services 0.3%
Lumen Technologies, Inc.	4,021	49,700
Energy 1.7%		264,799
Oil, gas and consumable fuels 1.7%
BP PLC, ADR	3,672	113,538
Equitrans Midstream Corp.	5,479	44,435
The Williams Companies, Inc.	3,568	106,826
Utilities 3.5%		531,727
Multi-utilities 3.5%
Algonquin Power & Utilities Corp.	3,646	170,378
Dominion Energy, Inc.	3,542	361,349

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 32.6%				$5,050,180
(Cost $5,145,335)
Communication services 1.3%				194,500
Wireless telecommunication services 1.3%
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)	6.875	07-19-27	200,000	194,500
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FIXED INCOME ETFS	9

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary 1.8%				$286,788
Automobiles 1.8%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (B)	5.700	09-30-30	68,000	76,418
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)	6.500	09-30-28	193,000	210,370
Energy 4.0%				621,805
Oil, gas and consumable fuels 4.0%
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (B)	7.375	12-15-22	208,000	199,270
Energy Transfer LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (B)	6.625	02-15-28	365,000	344,925
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23	78,000	77,610
Financials 20.2%				3,126,739
Banks 12.8%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (B)	5.875	03-15-28	156,000	164,970
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) (B)	8.000	06-15-24	208,000	226,662
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (B)	6.375	04-06-24	161,000	165,025
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (B)	5.625	07-01-25	78,000	83,944
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (B)	5.625	07-15-30	47,000	52,768
JPMorgan Chase & Co. (3 month LIBOR + 3.320%) (A)(B)	3.534	04-01-22	104,000	103,947
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (B)	4.600	02-01-25	177,000	176,115
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)	6.750	02-01-24	130,000	139,191
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (B)	7.500	06-27-24	208,000	225,717
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (B)	3.500	09-01-26	182,000	171,100
SVB Financial Group (4.100% to 2-15-31, then 10 Year CMT + 3.064%) (B)	4.100	02-15-31	115,000	108,585
SVB Financial Group (4.700% to 11-15-31, then 10 Year CMT + 3.064%) (B)	4.700	11-15-31	94,000	93,314
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (B)	3.400	09-15-26	78,000	73,514
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (B)	3.700	01-15-27	156,000	149,916
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (B)	5.900	06-15-24	47,000	48,175
Capital markets 2.2%
The Bank of New York Mellon Corp. (3.750% to 12-20-26, then 5 Year CMT + 2.630%) (B)	3.750	12-20-26	68,000	65,960
The Charles Schwab Corp. (4.000% to 6-1-26, then 5 Year CMT + 3.168%) (B)	4.000	06-01-26	104,000	102,745
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)	4.000	12-01-30	78,000	76,422
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (B)	5.375	06-01-25	83,000	89,142
Consumer finance 1.5%
American Express Company (3.550% to 9-15-26, then 5 Year CMT + 2.854%) (B)	3.550	09-15-26	130,000	124,475
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (B)	6.125	06-23-25	94,000	101,432
Diversified financial services 0.5%
Enstar Finance LLC (5.750% to 9-1-25, then 5 Year CMT + 5.468%)	5.750	09-01-40	83,000	85,903
Insurance 3.2%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (B)	6.000	06-01-25	52,000	55,510
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (B)	5.875	03-15-28	104,000	114,737
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (B)(C)	6.500	11-13-26	156,000	148,200
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(C)	7.000	05-13-25	182,000	179,270
Utilities 5.3%				820,348
Electric utilities 2.7%
Duke Energy Corp. (3.250% to 1-15-27, then 5 Year CMT + 2.321%)	3.250	01-15-82	104,000	97,261
10	JOHN HANCOCK FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Edison International (5.000% to 12-15-26, then 5 Year CMT + 3.901%) (B)	5.000	12-15-26	68,000	$67,740
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (B)	5.375	03-15-26	125,000	126,797
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76	73,000	82,308
The Southern Company (3.750% to 9-15-26, then 5 Year CMT + 2.915%)	3.750	09-15-51	52,000	50,745
Independent power and renewable electricity producers 0.9%
Vistra Corp. (7.000% to 12-15-26, then 5 Year CMT + 5.740%) (B)(C)	7.000	12-15-26	68,000	67,660
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(C)	8.000	10-15-26	65,000	67,438
Multi-utilities 1.7%
CMS Energy Corp. (4.750% to 3-1-30, then 5 Year CMT + 4.116%)	4.750	06-01-50	94,000	99,377
Dominion Energy, Inc. (4.350% to 1-15-27, then 5 Year CMT + 3.195%) (B)	4.350	01-15-27	52,000	52,390
Dominion Energy, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%)	5.750	10-01-54	104,000	108,632
Total investments (Cost $15,277,890) 97.4%				$15,080,190
Other assets and liabilities, net 2.6%				398,178
Total net assets 100.0%				$15,478,368

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following country composition as a percentage of net assets on 1-31-22:
United States	87.4%
Canada	5.9%
United Kingdom	3.6%
Bermuda	1.8%
Japan	1.3%
TOTAL	100.0%
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	12	Short	Mar 2022	$(1,567,476)	$(1,535,625)	$31,851
						$31,851
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FIXED INCOME ETFS	11

Notes to Funds’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds’ Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of January 31, 2022, by major security category or type:
	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate Bond ETF
Investments in securities:
Assets
Corporate bonds	$19,283,586	—	$19,283,586	—
Short-term investments	134,193	$134,193	—	—
Total investments in securities	$19,417,779	$134,193	$19,283,586	—

Mortgage-Backed Securities ETF
Investments in securities:
Assets
U.S. Government and Agency obligations	$9,300,948	—	$9,300,948	—
Collateralized mortgage obligations	7,234,841	—	7,234,841	—
Asset backed securities	2,489,556	—	2,489,556	—
Short-term investments	724,656	$724,656	—	—
Total investments in securities	$19,750,001	$724,656	$19,025,345	—

Preferred Income ETF
Investments in securities:
Assets
Preferred securities
Communication services	$857,224	$857,224	—	—
Consumer discretionary	190,683	190,683	—	—
Energy	218,053	218,053	—	—
12	|

	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred Income ETF (continued)
Financials	$3,619,036	$3,619,036	—	—
Health care	164,563	164,563	—	—
Industrials	107,960	107,960	—	—
Real estate	104,042	104,042	—	—
Utilities	3,922,223	3,782,248	$139,975	—
Common stocks	846,226	846,226	—	—
Corporate bonds	5,050,180	—	5,050,180	—
Total investments in securities	$15,080,190	$9,890,035	$5,190,155	—
Derivatives:
Assets
Futures	$31,851	$31,851	—	—
For additional information on the funds’ significant accounting policies and risks, please refer to the funds’ most recent semiannual or annual shareholder report and prospectus.
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